Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222038 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000222038 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222038 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222038 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222038 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222038 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222038 | Ally Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Wheels Fleet Lease Funding 1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | JPMorgan Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | HOMES Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222038 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000222038 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000222038 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000222038 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222038 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222038 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222038 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222038 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222038 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000222039 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222039 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222039 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222039 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222039 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222039 | Ally Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Wheels Fleet Lease Funding 1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | JPMorgan Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | HOMES Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222039 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000222039 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000222039 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000222039 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222039 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222039 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222039 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222039 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222039 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%